Income Taxes (Schedule of Income Tax Provision) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Statutory federal tax benefit					$ (1,604,648)	$ (1,291,175)	$ (11,848,754)
State income tax, net of federal benefit					(19,918)	(232,489)	(1,284,265)
Other permanent differences					4,975	22,101	607,981
Foreign rate differential					(80,292)	(50,173)	2,492,478
Rate change					388,656
Lobbying costs					122,204
Write-off of expired/forfeited options and conversion of notes					193,605	391,826	3,071,189
Canada transfer pricing and expiring attributes						(8,965,832)
Expiration (reversal of expiration) of net operating losses						(4,745,271)	5,053,927
Other					1,393,366	732,322	309,840
Subtotal					397,948	(14,138,691)	(1,597,604)
Decrease (increase) in valuation allowance					(202,451)	14,138,691	1,597,604
Income tax expense	$ 11,206	$ 16,133	$ 20,949	$ 166,538	$ 195,497